Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Expected tax at statutory rates
Expected tax at statutory rates, Federal, Amount	$ (163,000)		$ 105,000	$ (528,000)
Expected tax at statutory rates, Federal, Percent	21.00%		21.00%	21.00%
State Income Tax, Net of Federal benefit, Amount	$ 76,000		$ (49,000)	$ 246,000
State Income Tax, Net of Federal benefit, Percent	10.00%		(10.00%)	(10.00%)
Permanent Differences, Amount	$ (2,000)		$ (53,000)	$ (4,000)
Permanent Differences, Percent	0.00%		(20.00%)	0.00%
Temporary difference for derivative gain, Amount			$ (900,000)	$ 945,000
Temporary difference for derivative gain, Percent			(180.00%)	(38.00%)
Temporary difference for stock compensation, Amount	$ 11,000		$ 173,000	$ 147,000
Temporary difference for stock compensation, Percent	1.00%		35.00%	(6.00%)
Other, Amount	$ 127,000		$ 99,000	$ 474,000
Other, Percent	16.00%		19.00%	(18.00%)
Prior Year True-Ups, Amount			$ 0	$ 0
Prior Year True-Ups, Percent			0.00%	0.00%
Current Year Change in Valuation Allowance
Current Year Change in Valuation Allowance, Federal, Amount	$ 28,000		$ 1,295,000	$ (2,051,000)
Current Year Change in Valuation Allowance, Federal, Percent	4.00%		260.00%	82.00%
Current Year Change in Valuation Allowance, State, Amount	$ (78,000)		$ (670,000)	$ 771,000
Current Year Change in Valuation Allowance, State, Percent	10.00%		(125.00%)	(31.00%)
Income tax expense, Amount	$ 0	$ 0	$ 0	$ 0
Income tax expense, Percent	0.00%		0.00%	0.00%